STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net income for the year	R$ 2,545,101	R$ 1,234,507	R$ 750,427
Item not to be reclassified to income:
Remeasurement of post-employment benefit obligations, net of taxes	(142)	(694)	(204)
Item to be subsequently reclassified to income:
Cash flow hedge (Note 5)	0	2,190	(2,190)
Total comprehensive income for the year	R$ 2,544,959	R$ 1,236,003	R$ 748,033